3. Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
3. Fair Value Measurements

3.   Fair Value Measurements

We adopted ASC Topic 820 for financial instruments measured at fair value on a recurring basis. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information.  These estimates involve uncertainties and cannot be determined with precision.  The carrying amounts of accounts receivable, inventory, accounts payable and accrued liabilities, approximate fair value given their short term nature or effective interest rates.  We measure certain financial instruments at fair value on a recurring basis.

As of September 30, 2017, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 30,169	$ -	$ 30,169	$ -
Total assets measured at fair value - unaudited	$ 30,169	$ -	$ 30,169	$ -

As of December 31, 2016, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 41,191	$ -	$ 41,191	$ -
Total assets measured at fair value	$ 41,191	$ -	$ 41,191	$ -

3.   Fair Value Measurements

We adopted ASC Topic 820 for financial instruments measured at fair value on a recurring basis. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information.  These estimates involve uncertainties and cannot be determined with precision.  The carrying amounts of accounts receivable, inventory, notes payable, accounts payable, accrued liabilities approximate fair value given their short term nature or effective interest rates.  We measure certain financial instruments at fair value on a recurring basis.

As of December 31, 2016, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 28,051	$ -	$ 28,051	$ -
Total assets measured at fair value	$ 28,051	$ -	$ 28,051	$ -

As of December 31, 2015, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 5,203	$ -	$ 5,203	$ -
Total assets measured at fair value	$ 5,203	$ -	$ 5,203	$ -

Liabilities:
Derivative Liability	$ 80,902	$ -	$ -	$ 80,902
Total liabilities measured at fair value	$ 80,902	$ -	$ -	$ 80,902

The following table presents the approximate changes in fair value of the Company’s embedded conversion features (see Notes 6 and 8) measured at fair value on a recurring basis for the years ended December 31, 2015 and 2016:

Balance, December 31, 2014	$––
Issuance of embedded conversion features	232,000
Change in fair value	174,000
Reclassification to additional paid-in capital	(325,000)
Balance, December 31, 2015	81,000
Issuance of embedded conversion features	-
Change in fair value	2,000
Reclassification to additional paid-in capital	(83,000)
Balance, December 31, 2016	$-